JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 30, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 333-208312
Ladies and Gentlemen:
We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 116 (Amendment No. 117 under the 1940 Act) to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The purpose of this filing is to reflect the addition of two new Funds.
Please contact the undersigned at (212) 270-6803 if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch

Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
J.P. Morgan U.S. Equity Funds
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund